Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair value transfers between Levels	$ 0	$ 0
ECP Environmental Growth Opportunities Corp [Member]
Public warrants threshold waiting period	52 days
Sale of stock, price per share	$ 12.00
Forward Purchase Warrants [Member] | ECP Environmental Growth Opportunities Corp [Member]
Sale of stock, price per share	$ 10